UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/08

Date of reporting period:	07/31/08

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.1%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$11,446	$11,445

Total Commercial Paper (Amortized Cost $11,446)		11,445

Common Stocks (97.2%)
Aluminum (1.6%)
Alcoa, Inc.	262,900	8,873

Automotive Parts (1.0%)
Eaton Corp.	76,887	5,462

Banks (5.2%)
Bank of America Corp.	216,325	7,117
JPMorgan Chase & Co.	437,314	17,768
Wells Fargo & Co. (b)	123,051	3,725
		28,610
Beverages (6.6%)
Coca-Cola Co.	234,100	12,056
Diageo PLC, ADR (b)	151,525	10,664
PepsiCo, Inc.	198,389	13,205
		35,925
Biotechnology (4.2%)
Amgen, Inc. (c)	137,800	8,630
Genentech, Inc. (c)	148,587	14,153
		22,783
Brokerage Services (3.2%)
Charles Schwab Corp.	762,499	17,454

Building Materials (0.8%)
USG Corp. (b)(c)	148,451	4,260

Chemicals (0.9%)
PPG Industries, Inc.	77,066	4,673

Computers & Peripherals (3.9%)
Apple Computer, Inc. (c)	21,600	3,433
EMC Corp. (c)	1,187,175	17,820
		21,253
Cosmetics & Toiletries (2.9%)
Estee Lauder Cos., Class A	141,950	6,260
Procter & Gamble Co.	147,302	9,645
		15,905
Electronics (1.9%)
General Electric Co.	363,400	10,281

Engineering (0.6%)
Foster Wheeler Ltd. (c)	59,041	3,352

Financial Services (3.6%)
Citigroup, Inc.	472,825	8,837
Goldman Sachs Group, Inc.	57,600	10,601
		19,438
Home Builders (0.4%)
Toll Brothers, Inc. (c)	113,472	2,280

Insurance (1.5%)
American International Group, Inc. (b)	315,991	8,232

Internet Business Services (1.0%)
Google, Inc., Class A (c)	11,065	5,242

See notes to schedules of investments.

Security Description	Shares	Value
Internet Service Provider (1.1%)
Yahoo!, Inc. (c)	288,766	$5,744

Investment Companies (2.2%)
Invesco Ltd.	323,283	7,529
The Blackstone Group LP (b)	252,400	4,687
		12,216
Manufacturing-Diversified (2.2%)
Siemens AG, Sponsored ADR	97,990	11,894

Manufacturing-Miscellaneous (1.8%)
3M Co.	138,375	9,740

Mining (4.3%)
Barrick Gold Corp.	251,831	10,665
Newmont Mining Corp.	267,700	12,839
		23,504
Oil & Gas Exploration-Production & Services (3.2%)
Chesapeake Energy Corp. (b)	348,975	17,501

Oil Companies-Integrated (4.6%)
Exxon Mobil Corp.	207,300	16,673
Hess Corp.	81,700	8,284
		24,957
Oilfield Services & Equipment (9.8%)
BJ Services Co.	139,574	4,103
Halliburton Co.	445,020	19,946
National-Oilwell Varco, Inc. (c)	80,600	6,337
Schlumberger Ltd.	225,056	22,866
		53,252
Pharmaceuticals (6.2%)
Johnson & Johnson	243,900	16,700
Merck & Co., Inc.	527,875	17,367
		34,067
Radio & Television (1.5%)
Comcast Corp., Class A	409,000	8,434

Restaurants (0.5%)
Starbucks Corp. (c)	191,900	2,819

Retail-Drug Stores (2.5%)
CVS Caremark Corp.	374,025	13,652

Retail-Specialty Stores (1.8%)
Lowe’s Cos., Inc.	370,100	7,521
Tiffany & Co.	67,700	2,558
		10,079
Semiconductors (6.7%)
Intel Corp.	1,041,470	23,110
Maxim Integrated Products, Inc.	254,230	4,993
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	900,186	8,552
		36,655
Software & Computer Services (3.8%)
Microsoft Corp.	813,125	20,914

Utilities-Electric (3.7%)
Exelon Corp.	150,879	11,862
Public Service Enterprise Group, Inc.	200,607	8,385
		20,247
Utilities-Telecommunications (2.0%)
Verizon Communications, Inc.	314,240	10,697

Total Common Stocks (Cost $531,640)		530,395

See notes to schedules of investments.

Security Description	Principal Amount	Value

Short-Term Securities Held as Collateral for Securities Lending (2.9%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$15,907	$15,907

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $15,907)		15,907

Total Investments (Cost $558,993) — 102.2%		557,747

Liabilities in excess of other assets — (2.2)%		(12,244)

NET ASSETS — 100.0%		$545,503

(a)	Rate represents the effective yield at purchase.
(b)	A portion or all of the security was held on loan.
(c)	Non-income producing security.
ADR	American Depositary Receipt
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

July 31, 2008 (Unaudited)

1.  Federal Tax Information:

At July 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock Fund	563,142	32,900	(38,295)	(5,395)

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price (“NOCP”).  If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  Debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board.  Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities.  The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest).  If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the

Fund may be delayed or limited.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a “when-issued” basis.  When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  No interest accrues to the Fund until the transaction settles and payment takes place.  Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of July 31, 2008, the Fund had outstanding “when-issued” purchase commitments and segregated collateral as identified on the Schedule of Portfolio Investments.

Securities Lending:

The Trust limits its securities lending activity to 33 1/3% of the total assets of the Fund. KeyBank National Association (“KeyBank”), the Fund’s custodioan and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments.

Under guidelines established by the Board, the Funds must maintain loan collateral (maintained with KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	September 24, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 24, 2008

* Print the name and title of each signing officer under his or her signature.